UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$4,080	$4,527,290
Arizona — 3.0%
Salt Verde Financial Corp., RB:
5.00%, 12/01/32	10,030	9,990,783
5.00%, 12/01/37	9,460	9,391,509
		19,382,292
California — 22.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	4,445	5,029,873
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	17,855	209,082
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	6,230	7,177,209
California State Public Works Board, RB, Various Capital Projects, Sub-Series 1, 6.38%, 11/01/34	2,315	2,672,274
California Statewide Communities Development Authority, RB, Health Facility Memorial Health Services, Series A, 5.50%, 10/01/33	5,000	5,215,350
City of Lincoln California, Special Tax Bonds, Community Facilities District No. 2003-1, 6.00%, 9/01/13 (b)	3,115	3,445,377
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB (a):
6.09%, 1/15/32	54,635	16,155,023
6.09%, 1/15/38	75,000	13,920,000
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/40	7,000	7,806,470
Golden State Tobacco Securitization Corp. California, RB, Series 2003-A-1, 6.63%, 6/01/13 (b)	5,000	5,411,350
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	1,560	1,736,327
Los Angeles Department of Airports, Refunding RB, Senior Los Angeles International Airport, Series A, 5.00%, 5/15/40	11,690	12,923,880
Los Angeles Regional Airports Improvement Corp. California, Refunding RB, Facilities LAXFUEL Corp., LA International, AMT (AMBAC), 5.50%, 1/01/32	13,320	13,327,326
Murrieta Community Facilities District Special Tax California, Special Tax Bonds, District No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34	5,000	5,009,150

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purposes:
6.00%, 3/01/33	$4,970	$5,903,465
6.50%, 4/01/33	20,410	25,103,075
5.00%, 10/01/41	5,935	6,426,418
West Valley-Mission Community College District, GO, Election of 2004, Series A (AGM), 4.75%, 8/01/30	4,015	4,292,999
		141,764,648
Colorado — 1.5%
City of Colorado Springs Colorado, RB, Subordinate Lien, Improvement, Series C (AGM), 5.00%, 11/15/45	2,115	2,216,605
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	4,205	4,654,514
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	2,530	2,573,946
		9,445,065
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	2,710	2,912,193
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	2,225	2,306,747
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	7,950	8,028,864
		10,335,611
District of Columbia — 4.1%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed, 6.75%, 5/15/40	23,035	23,304,970
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	990	1,073,804
5.25%, 10/01/44	1,545	1,677,715
		26,056,489
Florida — 3.8%
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,519,879
Highlands County Florida Health Facilities Authority, Series 2006-G, 5.13%, 11/15/32 (c)	1,000	1,049,420

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	$6,575	$6,949,249
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	4,450	4,755,403
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	3,650	3,108,997
Village Community Development District No. 6, Special Assessment Bonds, 5.63%, 5/01/22	6,035	6,080,383
		24,463,331
Georgia — 1.8%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,650	1,782,182
Metropolitan Atlanta Rapid Transit Authority, Sales Tax RB, Third Series, 5.00%, 7/01/39	5,000	5,441,750
Richmond County Development Authority, Refunding RB, International Paper Co. Project, Series A, AMT, 6.00%, 2/01/25	4,000	4,044,520
		11,268,452
Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	1,245	1,369,898
6.75%, 11/15/29	1,775	1,889,559
7.00%, 11/15/39	1,255	1,329,221
		4,588,678
Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	2,660	2,965,953
Illinois — 9.9%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	4,110	4,656,959
5.00%, 12/01/41	1,355	1,450,650
City of Chicago Illinois, RB:
O’Hare International Airport, General, Third Lien, Series C, 6.50%, 1/01/41	11,385	13,758,089
Series A, 5.25%, 1/01/38	1,605	1,809,894
City of Chicago Illinois Transit Authority, Sales Tax Receipts RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	2,055	2,292,127
Illinois Finance Authority, RB:
Advocate Health Care, Series C, 5.38%, 4/01/44	10,630	11,415,876
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (d)(e)	1,675	251,317

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB (concluded):
Navistar International Recovery Zone, 6.50%, 10/15/40	$3,010	$3,193,911
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,455,365
Elmhurst Memorial Healthcare, 5.63%, 1/01/28	3,000	3,032,010
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	845	711,676
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (AGM):
Series B, 5.00%, 6/15/50	3,905	4,015,043
Series B-2, 5.00%, 6/15/50	6,155	6,330,602
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,625	2,994,915
6.00%, 6/01/28	2,245	2,517,363
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,240	1,373,089
		63,258,886
Indiana — 3.3%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	1,925	1,162,450
Indiana Finance Authority, RB:
First Lien, CWA Authority, Series A, 5.25%, 10/01/38	3,080	3,443,625
Sisters of St. Francis Health, 5.25%, 11/01/39	1,655	1,777,900
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.50%, 9/15/31	9,000	8,464,680
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,150	2,452,075
Indianapolis Local Public Improvement Bond Bank, RB, Series K, 5.00%, 6/01/27	3,640	4,006,803
		21,307,533
Iowa — 0.6%
Iowa State Student Loan Liquidity Corp., RB, Senior Series A-1, AMT, 5.15%, 12/01/22	3,830	4,107,637
Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	3,275	3,490,659

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	$1,490	$1,645,198
Louisiana — 1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	6,535	7,137,004
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	5,040	5,109,804
		12,246,808
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	855	882,027
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,760	1,824,275
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	4,295	4,735,710
Montgomery County Housing Opportunities Commission, RB, Series D, AMT, 5.50%, 1/01/38	825	877,569
		8,319,581
Massachusetts — 0.6%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	3,535	3,769,158
Michigan — 1.6%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,700	2,910,060
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	2,870	3,332,013
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	4,230	4,342,264
		10,584,337
Minnesota — 2.2%
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B:
5.25%, 3/01/25	8,780	9,922,717
5.25%, 3/01/31	3,700	4,013,390
		13,936,107

Municipal Bonds	Par (000)	Value
Mississippi — 2.2%
City of Gulfport Mississippi, RB, Memorial Hospital at Gulfport Project, Series A, 5.75%, 7/01/31	$14,025	$14,041,550
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Home, 5.50%, 2/01/42	2,035	2,063,917
Multi-State — 2.7%
Centerline Equity Issuer Trust, 6.80%, 10/31/52 (f)(g)	16,000	17,326,080
Nebraska — 0.6%
Douglas County Hospital Authority No. 2, RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,527,870
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	600	637,536
		4,165,406
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	4,550	4,776,818
New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, RB, Exeter Project, 5.75%, 10/01/31	3,500	3,541,370
New Jersey — 9.6%
Middlesex County Improvement Authority, RB, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (d)(e)	3,680	329,360
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	15,500	16,196,570
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	3,000	2,987,070
Continental Airlines Inc. Project, AMT, 7.00%, 11/15/30 (c)	15,410	15,410,616
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	8,885,200
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	8,000	9,179,120
Series B, 5.25%, 6/15/36	4,810	5,411,972
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	3,135	2,938,404
		61,338,312

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 5.4%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (d)(e)	$1,820	$418,691
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	2,375	2,633,875
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT (c)(d)(e):
8.00%, 8/01/28	5,000	4,504,250
7.75%, 8/01/31	22,140	19,945,483
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	2,400	2,598,000
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	2,525	2,733,313
6.00%, 12/01/42	1,960	2,114,389
		34,948,001
North Carolina — 3.8%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities National Gypsum Co. Project, AMT, 5.75%, 8/01/35	12,130	9,915,668
North Carolina Capital Facilities Finance Agency, RB, Duke University Project, Series B, 5.00%, 10/01/38	10,000	11,246,400
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	2,750	2,923,140
		24,085,208
Ohio — 2.4%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	6,125	6,519,695
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	5,450	5,754,601
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.25%, 12/01/36	3,760	3,248,602
		15,522,898
Oklahoma — 0.9%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (c)(d)(e)	7,175	5,499,996

Municipal Bonds	Par (000)	Value
Pennsylvania — 2.0%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	$3,000	$2,446,620
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.38%, 11/01/41	6,500	6,540,170
Aqua Pennsylvania, Inc. Project, 5.00%, 11/15/40	3,725	4,086,884
		13,073,674
Puerto Rico — 4.2%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.67%, 8/01/33 (a)	11,400	3,654,498
CAB, Series A, 6.68%, 8/01/36 (a)	40,000	10,411,200
First Sub-Series A, 6.50%, 8/01/44	10,900	12,843,906
		26,909,604
South Carolina — 2.5%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.25%, 8/01/31	5,075	5,216,542
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,455	7,128,514
South Carolina State Public Service Authority, Refunding RB, Santee Cooper Project, Series C, 5.00%, 12/01/36	3,015	3,412,528
		15,757,584
Tennessee — 0.5%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.70%, 1/01/20 (a)	5,055	3,311,480
Texas — 13.4%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	4,370	830,475
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	4,210	4,506,510
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	2,970	3,386,186
City of Houston Texas, Refunding RB:
Airport System, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,309,450
Combined First Lien, Series A (AGC), 6.00%, 11/15/35	16,425	19,795,738
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (a):
CAB, Junior Lien, Series H, 6.12%, 11/15/35	5,000	1,030,650

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (a) (concluded):
CAB, Senior Lien, Series A, 5.96%, 11/15/38	$12,580	$2,209,048
Third Lien, Series A-3, 5.97%, 11/15/37	26,120	4,656,151
Lower Colorado River Authority, Refunding RB:
(NPFGC), 5.00%, 5/15/13 (b)	55	58,353
LCRA Transmission Services Project (AMBAC), 4.75%, 5/15/34	140	140,094
Series A (NPFGC), 5.00%, 5/15/13 (b)	5	5,305
North Texas Tollway Authority, Refunding RB, Toll Second Tier, Series F, 6.13%, 1/01/31	12,180	13,420,046
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,540	7,168,559
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	7,930	9,012,207
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Senior Lien Infrastructure, 7.00%, 6/30/40	7,975	8,983,519
Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,500	7,230,015
		85,742,306
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,150	7,698,048
Virginia — 0.8%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	2,240	2,241,859
Virginia Commonwealth Transportation Board, RB, CAB, Contract, Route 28 (NPFGC), 5.30%, 4/01/32 (a)	8,105	2,818,514
		5,060,373
Washington — 0.7%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	3,900	4,576,065
Wisconsin — 2.2%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Care Group, 5.00%, 11/15/30	3,210	3,540,213
Ascension Health Senior Care Group, 5.00%, 11/15/33	1,640	1,779,580

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, RB (concluded):
Aurora Health, Senior Credit Group, 6.40%, 4/15/33	$7,500	$7,712,775
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.38%, 10/01/30	1,205	1,218,785
		14,251,353
Total Municipal Bonds – 119.1%		764,065,949

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	4,548	4,772,702
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	4,759	5,212,326
California — 7.8%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	5,115	5,736,524
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,500	4,922,145
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	3,260	3,742,856
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	18,540	20,478,728
University of California, RB:
Limited Project, Series B, 4.75%, 5/15/38	9,838	10,087,961
Series C (NPFGC), 4.75%, 5/15/37	5,000	5,132,050
		50,100,264
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health:
Series C-3 (AGM), 5.10%, 10/01/41	7,600	7,997,404
Series C-7, 5.00%, 9/01/36	4,860	5,120,642
		13,118,046

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Connecticut — 3.4%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	$9,400	$10,874,766
Series X-3, 4.85%, 7/01/37	9,360	10,699,978
		21,574,744
Florida — 1.2%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,629	7,366,453
Massachusetts — 2.7%
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	8,860	10,046,620
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	6,770	7,485,318
		17,531,938
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	3,988	4,563,562
New York — 12.8%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47	3,130	3,536,633
New York City Municipal Water Finance Authority, Water & Sewer, RB, Second General Resolution, Series HH, 5.00%, 6/15/31	16,393	19,068,232
New York City Municipal Water Finance Authority, Water & Sewer System, RB, Series FF-2, 5.50%, 6/15/40	3,074	3,539,579
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	20,865	23,703,266
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	12,610	14,349,297
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	16,708	18,133,419
		82,330,426
Texas — 1.2%
Metropolitan Transit Authority of Harris County Texas, RB, Series A, 5.00%, 11/01/41	6,650	7,514,566
Virginia — 1.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,767	11,974,603

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Washington — 3.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	$5,459	$6,052,730
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	14,487	16,382,829
		22,435,559
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 38.7%		248,495,189
Total Long-Term Investments (Cost – $960,772,519) – 157.8%		1,012,561,138

Short-Term Securities
Michigan — 1.0%
Michigan Finance Authority, RB, SAN, Detroit Schools, Series A-1, 6.45%, 2/20/12	6,375	6,375,000

	Shares
Money Market Funds – 2.0%
FFI Institutional Tax-Exempt Fund, 0.01% (i)(j)	12,998,977	12,998,977
Total Short-Term Securities (Cost – $19,373,977) – 3.0%		19,373,977
Total Investments (Cost - $980,146,496*) 160.8%		1,031,935,115
Other Assets Less Liabilities – 1.9%		12,106,549
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (20.5)%		(131,394,644)
AMPS, at Redemption Value – (42.2)%		(270,800,043)
Net Assets Applicable to Common Shares – 100.0%		$641,846,977

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$847,527,353
Gross unrealized appreciation	$75,584,383
Gross unrealized depreciation	(22,527,624)
Net unrealized appreciation	$53,056,759

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2012	6

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)

(e)	Non-income producing security.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	30,616,864	(17,617,887)	12,998,977	$4,970

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
143	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$18,911,750	$(250,522)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,012,561,138	—	$1,012,561,138
Short-Term Securities	$12,998,977	6,375,000	—	19,373,977
Total	$12,998,977	$1,018,936,138	—	$1,031,935,115

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(250,522)	—	—	$(250,522)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2012	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: March 23, 2012